UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

AB FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Fixed-Income Shares, Inc.

Government Money Market Portfolio

Portfolio of Investments

January 31, 2017 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 102.5%
U.S. Government & Government Sponsored Agency Obligations - 64.6%
Federal Farm Credit Bank
7/13/17 (a)	0.710%	$18,600	$18,610,038
9/05/17 (a)	0.743%	55,000	54,999,177
7/10/17 (a)	0.748%	80,000	79,997,709
8/31/17 (a)	0.748%	70,000	69,991,929
5/25/17 (a)	0.761%	40,000	39,998,401
8/01/17 (a)	0.761%	38,000	37,993,666
8/25/17 (a)	0.761%	50,000	49,997,439
5/30/17 (a)	0.776%	20,000	19,997,432
3/09/17 (a)	0.786%	27,500	27,499,897
3/13/17 (a)	0.792%	2,500	2,500,210
3/29/17 (a)	0.796%	500	499,953
7/25/17 (a)	0.801%	40,000	40,002,107
7/13/17 (a)	0.802%	100,000	99,998,996
2/13/17 (a)	0.807%	32,000	31,999,769
8/04/17 (a)	0.812%	112,000	112,017,221
8/29/17 (a)	0.816%	1,000	1,000,062
9/13/17 (a)	0.817%	37,500	37,504,804
4/17/17 (a)	0.818%	58,424	58,427,102
5/24/17 (a)	0.820%	505	504,977
2/27/17 (a)	0.831%	20,000	20,000,875
9/22/17 (a)	0.831%	20,000	20,007,667
2/21/17 (a)	0.836%	150,000	149,999,649
2/16/17 (a)	0.847%	85,000	84,999,864
4/25/17 (a)	0.871%	9,500	9,507,157
Federal Home Loan Bank
5/01/17 (a)	0.414%	24,800	24,793,003
7/17/17 (a)	0.553%	100,000	99,997,390
7/20/17 (a)	0.562%	50,000	49,999,252
4/06/17 (a)	0.565%	4,300	4,299,786
7/12/17 (a)	0.575%	50,000	50,000,000
3/20/17 (a)	0.657%	85,000	85,014,567
2/06/17 (a)	0.711%	80,000	80,000,000
6/09/17 (a)	0.756%	100,000	100,000,000
2/03/17 (a)	0.766%	100,000	99,999,848
3/17/17 (a)	0.767%	11,850	11,853,846
3/01/17 (a)	0.781%	8,000	8,000,505
3/06/17 (a)	0.786%	20,000	20,001,646
3/08/17 (a)	0.786%	13,000	13,001,121
3/01/17 (a)	0.791%	77,000	77,001,913
3/02/17 (a)	0.791%	16,000	16,001,172
4/21/17 (a)	0.791%	10,600	10,605,575
2/07/17 (a)	0.821%	45,000	45,002,175
3/03/17 (a)	0.877%	13,000	13,003,750

	Yield*	Principal Amount (000)	U.S. $ Value
3/21/17 (a)	0.919%	$50,000	$50,000,000
Federal Home Loan Bank Discount Notes
2/15/17	0.410%	200,000	199,958,776
3/17/17	0.520%	100,000	99,937,666
4/12/17	0.540%	9,200	9,191,056
5/03/17	0.545%	100,000	99,861,478
5/05/17	0.550%	52,650	52,568,393
5/12/17	0.550%	50,000	49,918,056
5/17/17	0.550%	100,000	99,813,334
5/19/17	0.550%	50,000	49,905,632
5/31/17	0.550%	50,000	49,896,278
6/07/17	0.560%	50,000	49,890,625
7/21/17	0.640%	50,000	49,849,125
7/26/17	0.640%	50,000	49,844,688
7/28/17	0.640%	50,000	49,843,159
8/02/17	0.649%	50,000	49,836,200
Federal Home Loan Mortgage Corp.
10/12/17 (a)	0.638%	50,000	50,000,000
4/20/17 (a)	0.782%	4,500	4,499,878
2/22/17	0.875%	47,060	47,068,863
3/08/17	1.000%	25,000	25,012,291
Federal Home Loan Mortgage Corp. Discount Notes
3/21/17	0.520%	25,000	24,983,333
Federal National Mortgage Association
4/20/17	0.750%	4,700	4,701,471
9/08/17 (a)	0.776%	8,000	7,998,092
8/16/17 (a)	0.777%	70,000	69,997,081
5/11/17	5.000%	50,000	50,595,060
U.S. Treasury Notes
10/31/17 (a)	0.674%	50,000	49,939,167
3/15/17	0.750%	250,000	250,056,738
1/31/18 (a)	0.778%	35,000	35,011,251
4/30/17	0.875%	50,000	50,046,793
5/15/17	0.875%	150,000	150,113,017
7/15/17	0.875%	50,000	50,055,633
3/31/17	1.000%	50,000	50,039,458

			3,807,064,242

Repurchase Agreements - 37.9%
Bank of America, NA 0.52%, dated 1/31/17 due 2/01/17 in the amount of $150,002,407 (collateralized by $152,672,000 U.S. Treasury Note, 1.25% due 12/31/18, value $153,002,455)		150,000	150,000,240
Bank of America, NA 0.53%, dated 1/31/17 due 2/01/17 in the amount of $105,001,546 (collateralized by $117,177,000 Federal Agricultural Mortgage Corp., Federal Home Loan Bank and Federal Home Loan Mortgage Corp., 0.00% to 6.250% due 3/27/17 to 7/15/32, value $107,100,590)		105,000	105,000,000
Credit Suisse Securities LLC 0.53%, dated 1/31/17 due 2/1/17 in the amount of $200,002,944 (collateralized by $204,265,000 U.S. Treasury Note, 1.625% due 11/30/20, value $204,001,067)		200,000	200,000,000

	Principal Amount (000)	U.S. $ Value
Federal Reserve Bank NY 0.50%, dated 1/31/17 due 2/01/17 in the amount of $820,011,389 (collateralized by $784,041,900 U.S. Treasury Bond and U.S. Treasury Note, 2.00% to 3.625% due 5/15/21 to 8/15/43, value $820,011,421)	$820,000	$820,000,000
HSBC Securities (USA), Inc. 0.56%, dated 1/31/17 due 2/01/17 in the amount of $100,001,556 (collateralized by $100,376,000 U.S. Treasury Note, 2.00% due 2/28/21, value $102,001,587)	100,000	100,000,000
HSBC Securities (USA), Inc. 0.56%, dated 1/31/17 due 2/01/17 in the amount of $150,002,333 (collateralized by $156,658,000 U.S. Treasury Note, 1.750% due 5/31/23, value $153,002,380)	150,000	150,000,000
JPMorgan Securities LLC 0.54%, dated 1/31/17 due 2/01/17 in the amount of $275,005,005 (collateralized by $289,856,000 U.S. Treasury Note, 1.50% due 2/28/23, value $280,505,105)	275,001	275,000,880
Mizuho Securities USA, Inc. 0.54%, dated 1/31/17 due 2/01/17 in the amount of $106,001,590 (collateralized by $107,462,300 U.S. Treasury Note, 1.375% to 2.125% due 6/30/18 to 6/30/22, value $108,120,074)	106,000	106,000,000
Mizuho Securities USA, Inc. 0.54%, dated 1/31/17 due 2/01/17 in the amount of $150,002,250 (collateralized by $160,520,000 U.S. Treasury Note, 1.370% due 8/31/23, value $153,002,295)	150,000	150,000,000
RBC Capital Markets, LLC 0.53%, dated 1/31/17 due 2/01/17 in the amount of $30,000,442 (collateralized by $87,614,975 Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, 1.750% to 6.000% due 5/01/24 to 1/01/47, value $30,600,000)	30,000	30,000,000
Toronto-Dominion Bank NY 0.53%, dated 1/31/17 due 2/01/17 in the amount of $145,002,135 (collateralized by $151,005,800 U.S. Treasury Bond and U.S. Treasury Note, 1.625% to 3.000% due 2/15/22 to 11/15/45, value $147,900,006)	145,000	145,000,000

		2,231,001,120

Total Investments - 102.5% (cost $6,038,065,362) (b)		6,038,065,362
Other assets less liabilities - (2.5)%		(146,706,082)

Net Assets - 100.0%		$5,891,359,280

*	Represents annualized yield at date of reporting or stated coupon.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at January 31, 2017.
(b)	As of January 31, 2017, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

AB Fixed-Income Shares, Inc.

Government Money Market Portfolio

January 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Short-Term Investments:
U.S. Government & Government Sponsored Agency Obligations	$	– 0	–	$3,807,064,242		$	– 0	–	$3,807,064,242
Repurchase Agreements		2,231,001,120		– 0	–		– 0	–	2,231,001,120

Total (a)		$2,231,001,120		$3,807,064,242		$	– 0	–	$6,038,065,362

(a)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2017